Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 10, 2025	Jan. 13, 2025	Oct. 17, 2025	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Advisory fee						$ 800
Common stock, par value per share				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.00001
Aggregate purchase price				$ 2,238	$ 2,538
Proceeds from issuance of common stock					$ 20,024
B Riley [Member] | Committed Equity Facility [Member]
Subsequent Event [Line Items]
Stock issued (in shares)					8,410,321
Issuance of common stock to advisors, Shares					8,410,321
Proceeds from issuance of common stock					$ 33,400
Subsequent Event [Member] | Committed Equity Facility [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock			$ 13,400
Subsequent Event [Member] | Polar Private Placement [Member]
Subsequent Event [Line Items]
Warrants to purchase shares, per share	$ 5
Stock issued (in shares)	9,375,000
Number of warrants to purchase shares issued	9,375,000
Issuance of common stock to advisors, Shares	9,375,000
Proceeds from issuance of common stock	$ 30,000
Term of warrants	5 years
Common stock price per share	$ 3.2
Subsequent Event [Member] | Advisory Agreement
Subsequent Event [Line Items]
Advisory fee		$ 500
Capital Market Advisory Services		300
Amount Paid For Merger		$ 200
Stock issued (in shares)		50,000
Common stock, par value per share		$ 11.5
Number of warrants to purchase shares issued		50,000
Aggregate purchase price		$ 15,400
Issuance of common stock to advisors, Shares		50,000
Subsequent Event [Member] | B Riley [Member] | Committed Equity Facility [Member]
Subsequent Event [Line Items]
Stock issued (in shares)			2,736,587
Issuance of common stock to advisors, Shares			2,736,587